UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1 to
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 17, 2007 to November 19, 2007

Commission File Number of issuing entity: 333-141638-01

LB COMMERCIAL MORTGAGE TRUST 2007-C3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141638

STRUCTURED ASSET SECURITIES CORPORATION II
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

36-4619145
61-1543749
61-1543750
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-4, A-4B, A-1A, A-M, A-MB, A-J, B, C, D, E, F, and X.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Attached as Exhibit 99.1 is the monthly distribution report for the period referenced above, delivered by the trustee to the holders of LB Commercial Mortgage Trust 2007-C3, Commercial Mortgage Pass-Through Certificates, Series 2007-C3, pursuant to the pooling and servicing agreement dated July 11, 2007 (the “Pooling and Servicing Agreement”), among the depositor, Keycorp Real Estate Capital Markets, Inc., as master servicer, Midland Loan Services, Inc., as special servicer and LaSalle Bank National Association, as trustee.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
With respect to the 300 West 6th Street Mortgage Loan, based on financial information provided by the 300 West 6th Street Mortgage Loan Mortgagor, the net operating income for the May 30, 2007 through September 30, 2007 period for the 300 West 6th Street Mortgaged Property was $2,805,599.

With respect to the Frost Bank Tower Mortgage Loan, based on financial information provided by the Frost Bank Tower Mortgage Loan Mortgagor, the net operating income for the June 15, 2007 through September 30, 2007 period for the Frost Bank Tower Mortgaged Property was $2,202,897.

With respect to the One Congress Plaza Mortgage Loan, based on financial information provided by the One Congress Plaza Mortgage Loan Mortgagor, the net operating income for the nine month interim ending September 30, 2007 for the One Congress Plaza Mortgaged Property was $2,034,612.

With respect to the One American Center Mortgage Loan, based on financial information provided by the One American Center Mortgage Loan Mortgagor, the net operating income for the four month interim ending September 30, 2007 for the One American Center Mortgaged Property was $2,161,676.

With respect to the San Jacinto Center Mortgage Loan, based on financial information provided by the San Jacinto Center Mortgage Loan Mortgagor, the net operating income for the nine month interim ending September 30, 2007 for the San Jacinto Center Mortgaged Property was $1,728,571.

With respect to the Monarch Coast Mortgage Loan, based on financial information provided by the Monarch Coast Mortgage Loan Mortgagor, the net operating income for the eleven month interim ending November 30, 2007 for the Monarch Coast Mortgaged Property was $4,953,920.

With respect to the Vineyards Mortgage Loan, based on financial information provided by the Vineyards Mortgage Loan Mortgagor, the net operating income for the eleven month interim ending November 30, 2007 for the Vineyards Mortgaged Property was $2,705,765.

With respect to the Trabuco Highlands Mortgage Loan, based on financial information provided by the Trabuco Highlands Mortgage Loan Mortgagor, the net operating income for the eleven month interim ending November 30, 2007 for the Trabuco Highlands Mortgaged Property was $1,956,224.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above.  The date and time stamp on the attached monthly distribution report is 15-Nov-2007 - 11:34.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Asset Securities Corporation II

Date:	February 19, 2008	/s/ David Nass
By: David Nass
Title: Senior Vice President